PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 98.3%
Common Stocks 94.6%
Australia 3.7%
AGL Energy Ltd.	12,000	$85,359
Aristocrat Leisure Ltd.	20,232	940,781
BHP Group Ltd.	28,565	701,547
Brambles Ltd.	83,745	1,023,405
Charter Hall Group, REIT	9,225	88,699
Computershare Ltd.	26,343	572,646
Fortescue Ltd.	49,564	580,463
Helia Group Ltd.	252,436	754,040
JB Hi-Fi Ltd.	14,904	929,881
Pro Medicus Ltd.	572	97,890
Qantas Airways Ltd.*	96,575	559,639
Ramsay Health Care Ltd.	2,327	48,340
Rio Tinto Ltd.	2,588	186,390
Technology One Ltd.	4,625	87,936
West African Resources Ltd.*	297,147	300,819
Westpac Banking Corp.	5,797	120,281
		7,078,116
Austria 0.7%
BAWAG Group AG, 144A*	1,175	106,217
Erste Group Bank AG	19,057	1,171,603
		1,277,820
Belgium 0.0%
Proximus SADP	9,800	54,292
Brazil 1.3%
Banco do Brasil SA	244,200	1,157,475
Centrais Eletricas Brasileiras SA	9,200	56,862
CPFL Energia SA	31,500	184,988
Odontoprev SA	15,000	28,876
Petroleo Brasileiro SA	27,900	198,841
Vale SA	21,600	199,957
WEG SA	60,800	576,471
		2,403,470
Canada 7.2%
Agnico Eagle Mines Ltd.	9,100	845,789
Barrick Gold Corp.	23,800	389,093
Canadian Imperial Bank of Commerce	10,500	661,420

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Canada (cont’d.)
Celestica, Inc.*	7,600	$938,293
CES Energy Solutions Corp.	12,600	74,645
CGI, Inc.	6,800	801,627
Extendicare, Inc.	6,000	42,729
George Weston Ltd.	5,100	788,327
Great-West Lifeco, Inc.	32,900	1,063,729
Hudbay Minerals, Inc.	36,000	296,749
iA Financial Corp., Inc.	1,900	175,456
IGM Financial, Inc.	2,700	86,628
Kinross Gold Corp.	78,600	885,322
Loblaw Cos. Ltd.	9,900	1,239,620
Manulife Financial Corp.	10,300	308,004
Power Corp. of Canada	24,000	727,423
Royal Bank of Canada	2,400	292,588
Shopify, Inc. (Class A Stock)*	14,000	1,633,839
Sun Life Financial, Inc.	18,700	1,078,369
Suncor Energy, Inc.	33,200	1,245,671
		13,575,321
Chile 0.0%
Enel Chile SA	1,404,400	83,471
China 7.0%
Agricultural Bank of China Ltd. (Class H Stock)	102,000	56,178
Alibaba Group Holding Ltd.	9,900	121,438
Bank of Nanjing Co. Ltd. (Class A Stock)	70,000	102,260
BOC Hong Kong Holdings Ltd.	14,000	45,510
BYD Co. Ltd. (Class H Stock)	6,000	210,842
Chifeng Jilong Gold Mining Co. Ltd. (Class A Stock)	40,000	99,208
China BlueChemical Ltd. (Class H Stock)	1,428,000	400,462
China Construction Bank Corp. (Class H Stock)	1,176,000	956,929
China Merchants Bank Co. Ltd. (Class H Stock)	7,500	41,251
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	6,700	236,949
Geely Automobile Holdings Ltd.	238,000	440,632
Gree Electric Appliances, Inc. of Zhuhai (Class A Stock)	42,700	262,709
Industrial & Commercial Bank of China Ltd. (Class H Stock)	65,000	44,244
JD.com, Inc. (Class A Stock)	15,600	317,317
Meituan (Class B Stock), 144A*	78,100	1,486,443
Midea Group Co. Ltd. (Class A Stock)	27,700	280,341
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	203,000	1,143,029
Pop Mart International Group Ltd., 144A	27,600	334,741
Seres Group Co. Ltd. (Class A Stock)	15,800	288,363

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
Shandong Himile Mechanical Science & Technology Co. Ltd. (Class A Stock)	28,000	$198,288
Sungrow Power Supply Co. Ltd. (Class A Stock)	22,318	220,083
Tencent Holdings Ltd.	51,100	2,688,638
Trip.com Group Ltd.*	13,850	972,743
Wilmar International Ltd.	40,200	91,900
Xiaomi Corp. (Class B Stock), 144A*	298,000	1,493,594
Yum China Holdings, Inc.	1,400	64,750
Yunnan Aluminium Co. Ltd. (Class A Stock)	41,600	94,373
Yunnan Yuntianhua Co. Ltd. (Class A Stock)	83,000	262,005
Yutong Bus Co. Ltd. (Class A Stock)	73,300	285,743
		13,240,963
Denmark 0.8%
Novo Nordisk A/S (Class B Stock)	16,337	1,379,246
Scandinavian Tobacco Group A/S, 144A	15,916	229,024
		1,608,270
Finland 1.2%
Kemira OYJ	13,470	297,129
Konecranes OYJ	3,650	219,581
Nokia OYJ	132,500	624,797
Nordea Bank Abp	49,769	591,955
Orion OYJ (Class B Stock)	3,167	171,868
Wartsila OYJ Abp	19,942	376,709
		2,282,039
France 6.6%
AXA SA	17,349	658,172
BNP Paribas SA	8,943	610,894
Cie de Saint-Gobain SA	15,731	1,475,150
Cie Generale des Etablissements Michelin SCA	23,356	812,252
Credit Agricole SA	77,021	1,159,504
Eiffage SA	8,300	741,496
Engie SA	69,501	1,147,315
Ipsen SA	1,732	213,801
Klepierre SA, REIT	39,708	1,182,159
La Francaise des Jeux SACA, 144A	18,612	707,214
LVMH Moet Hennessy Louis Vuitton SE	496	362,777
Orange SA	104,484	1,123,674
Publicis Groupe SA	12,480	1,327,272
Rubis SCA	1,848	48,300

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
France (cont’d.)
Safran SA	169	$41,894
TotalEnergies SE	4,269	247,312
Vinci SA	5,556	601,231
		12,460,417
Georgia 0.2%
Bank of Georgia Group PLC	5,808	340,939
Germany 5.6%
adidas AG	5,055	1,332,800
CTS Eventim AG & Co. KGaA	1,728	168,500
Deutsche Bank AG	68,565	1,342,011
Deutsche Telekom AG	58,638	1,967,244
Freenet AG	3,075	94,871
GEA Group AG	9,323	492,041
Heidelberg Materials AG	10,207	1,436,289
Henkel AG & Co. KGaA	770	59,480
Krones AG	274	37,388
Rational AG	168	149,289
Rheinmetall AG	217	169,658
SAP SE	4,337	1,195,166
Siemens AG	2,718	582,674
Siemens Energy AG*	7,861	467,708
Talanx AG	4,430	376,288
TUI AG*	25,975	219,731
Zalando SE, 144A*	11,875	442,557
		10,533,695
Hong Kong 0.5%
WH Group Ltd., 144A	1,223,000	954,056
India 5.6%
ABB India Ltd.	9,157	618,967
Aditya Birla Sun Life Asset Management Co. Ltd.	5,603	44,058
Bharat Electronics Ltd.	196,134	658,705
Cipla Ltd.	17,109	291,543
Cummins India Ltd.	8,955	300,139
DLF Ltd.	28,250	241,767
Dr. Lal PathLabs Ltd., 144A	2,548	83,742
Godfrey Phillips India Ltd.	536	27,832
HCL Technologies Ltd.	27,358	542,925
Hindalco Industries Ltd.	147,867	1,009,947

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
India (cont’d.)
Hindustan Aeronautics Ltd.	19,461	$880,206
Indian Hotels Co. Ltd. (The)	9,800	86,194
Infosys Ltd.	47,862	1,041,445
Lupin Ltd.	12,425	297,639
Maruti Suzuki India Ltd.	546	77,354
Natco Pharma Ltd.	6,875	92,892
National Aluminium Co. Ltd.	47,350	109,877
Oil & Natural Gas Corp. Ltd.	232,809	701,966
Page Industries Ltd.	342	176,337
Sun Pharmaceutical Industries Ltd.	50,324	1,011,168
Trent Ltd.	14,918	986,059
Vedanta Ltd.	191,248	970,426
Wipro Ltd.	64,960	232,717
Zydus Lifesciences Ltd.	8,125	90,741
		10,574,646
Indonesia 0.0%
First Pacific Co. Ltd.	86,000	47,614
Ireland 0.6%
AerCap Holdings NV	11,600	1,108,960
Israel 0.5%
Bank Leumi Le-Israel BM	26,061	326,151
Nice Ltd.*	839	140,242
Plus500 Ltd.	4,875	170,897
Teva Pharmaceutical Industries Ltd., ADR*	6,700	118,791
Wix.com Ltd.*	400	95,556
		851,637
Italy 2.5%
A2A SpA	42,950	101,432
BPER Banca SpA	105,452	718,360
Intesa Sanpaolo SpA	398,151	1,723,330
UniCredit SpA	38,663	1,775,531
Unipol Assicurazioni SpA	17,784	240,986
Webuild SpA	36,950	112,533
		4,672,172
Japan 12.0%
ABC-Mart, Inc.	18,200	379,869
Advantest Corp.	8,200	453,355

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Aeon Mall Co. Ltd.	11,000	$138,840
ANA Holdings, Inc.	50,600	949,209
Asics Corp.	60,800	1,355,241
Bic Camera, Inc.	8,100	87,177
Chugai Pharmaceutical Co. Ltd.	2,100	90,542
Chugoku Marine Paints Ltd.	6,400	97,147
Daito Trust Construction Co. Ltd.	7,000	750,068
Ebara Corp.	6,000	98,833
Electric Power Development Co. Ltd.	41,000	646,809
ENEOS Holdings, Inc.	143,300	720,415
Food & Life Cos. Ltd.	4,400	98,430
Fujikura Ltd.	26,100	1,050,480
Glory Ltd.	5,400	91,792
Hitachi Ltd.	34,600	869,859
Hokkaido Electric Power Co., Inc.	24,600	125,234
Hokuriku Electric Power Co.	13,500	75,057
Idemitsu Kosan Co. Ltd.	152,000	1,014,473
Japan Airlines Co. Ltd.	18,200	298,620
Japan Lifeline Co. Ltd.	15,000	137,492
Katitas Co. Ltd.	6,400	89,478
Kawasaki Kisen Kaisha Ltd.	77,400	979,476
Komatsu Ltd.	1,300	39,212
Konami Group Corp.	1,400	128,874
Kyowa Kirin Co. Ltd.	1,900	28,313
Lasertec Corp.	2,200	228,808
Makita Corp.	5,000	147,862
Maruichi Steel Tube Ltd.	4,000	86,973
Medipal Holdings Corp.	36,000	541,249
Mitsui Mining & Smelting Co. Ltd.	5,800	171,001
Modec, Inc.	2,800	57,559
Nomura Holdings, Inc.	169,200	1,100,035
Ono Pharmaceutical Co. Ltd.	7,800	81,146
ORIX Corp.	7,800	164,758
Otsuka Holdings Co. Ltd.	10,900	569,167
Ryohin Keikaku Co. Ltd.	3,800	100,688
Sanrio Co. Ltd.	9,600	358,227
Sanwa Holdings Corp.	6,300	197,177
SCREEN Holdings Co. Ltd.	1,400	97,555
Seibu Holdings, Inc.	24,700	532,730
Shikoku Electric Power Co., Inc.	43,200	331,065
Shionogi & Co. Ltd.	63,500	933,711
SoftBank Group Corp.	5,500	336,224
Sompo Holdings, Inc.	40,700	1,134,963
Subaru Corp.	54,500	949,358

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Sumitomo Rubber Industries Ltd.	14,700	$171,359
Suzuki Motor Corp.	83,100	994,391
TDK Corp.	69,500	840,068
Tohoku Electric Power Co., Inc.	23,900	174,676
Tokyo Electron Ltd.	6,400	1,079,578
Tomy Co. Ltd.	9,900	305,080
Toyota Motor Corp.	16,065	304,745
		22,784,448
Jordan 0.1%
Hikma Pharmaceuticals PLC	5,635	159,750
Mexico 0.2%
Banco del Bajio SA, 144A	170,900	392,405
Netherlands 3.2%
ABN AMRO Bank NV, 144A, CVA	3,402	57,062
ASM International NV	1,343	779,187
ASML Holding NV	1,496	1,106,685
ING Groep NV	61,613	1,024,063
Koninklijke Ahold Delhaize NV	34,359	1,218,005
Koninklijke BAM Groep NV	26,475	116,228
Koninklijke KPN NV	204,280	739,192
Wolters Kluwer NV	5,627	1,022,212
		6,062,634
New Zealand 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	4,225	89,389
Xero Ltd.*	2,880	324,158
		413,547
Norway 0.6%
Kongsberg Gruppen ASA	8,910	1,057,645
Poland 0.7%
Bank Polska Kasa Opieki SA	10,065	394,829
Powszechna Kasa Oszczednosci Bank Polski SA	46,250	758,811
Powszechny Zaklad Ubezpieczen SA	8,125	99,626
		1,253,266

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Qatar 0.4%
Ooredoo QPSC	228,249	$809,936
Russia 0.0%
Inter RAO UES PJSC^	13,660,000	14
LUKOIL PJSC^	14,283	—
Polyus PJSC*^	1,450	—
Rosneft Oil Co. PJSC^	155,425	—
Sberbank of Russia PJSC^	366,709	—
		14
Saudi Arabia 0.6%
Etihad Etisalat Co.	8,294	127,947
Riyad Bank	22,556	176,095
Saudi Awwal Bank	9,900	94,828
Saudi Telecom Co.	66,495	770,561
		1,169,431
Singapore 1.0%
BW LPG Ltd., 144A	37,526	473,926
DBS Group Holdings Ltd.	3,400	111,289
Hafnia Ltd.	72,255	380,776
Sea Ltd., ADR*	7,400	901,246
		1,867,237
South Africa 0.1%
Harmony Gold Mining Co. Ltd.	8,850	100,691
Life Healthcare Group Holdings Ltd.	94,225	79,435
		180,126
South Korea 4.5%
BNK Financial Group, Inc.	31,386	261,627
DB Insurance Co. Ltd.	4,909	326,630
Hana Financial Group, Inc.	18,602	769,947
HD Hyundai Heavy Industries Co. Ltd.*	450	95,709
Hyundai Glovis Co. Ltd.	1,248	127,494
Hyundai Mobis Co. Ltd.	5,877	1,060,538
JB Financial Group Co. Ltd.	14,248	193,161
KB Financial Group, Inc.	20,761	1,300,704
Kia Corp.	16,583	1,157,126
KT&G Corp.	1,266	96,005
NAVER Corp.*	3,525	522,007

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
Orion Corp.*	548	$38,079
Samsung Electronics Co. Ltd.	7,287	260,246
Samsung Securities Co. Ltd.	7,549	235,473
Shinhan Financial Group Co. Ltd.	26,590	926,231
SK Hynix, Inc.	8,293	1,116,484
SK Telecom Co. Ltd.	1,010	38,460
Woori Financial Group, Inc.	8,125	89,392
		8,615,313
Spain 1.6%
ACS Actividades de Construccion y Servicios SA	12,859	654,706
Banco Bilbao Vizcaya Argentaria SA	100,776	1,147,330
Banco Santander SA	94,501	484,271
CaixaBank SA	91,447	553,561
Iberdrola SA	6,950	98,215
Indra Sistemas SA	4,975	95,352
		3,033,435
Sweden 1.9%
Alfa Laval AB	13,820	616,049
Atlas Copco AB (Class B Stock)	11,346	168,676
Epiroc AB (Class B Stock)	2,938	49,048
Essity AB (Class B Stock)	42,780	1,083,437
Investor AB (Class B Stock)	47,840	1,362,302
Swedbank AB (Class A Stock)	5,767	125,567
Telefonaktiebolaget LM Ericsson (Class B Stock)	31,520	237,342
		3,642,421
Switzerland 2.3%
ABB Ltd.	32,003	1,742,640
Givaudan SA	119	519,764
Logitech International SA	13,318	1,318,365
Schindler Holding AG	170	47,810
UBS Group AG	23,170	816,964
		4,445,543
Taiwan 5.9%
Asustek Computer, Inc.	5,000	91,012
Cathay Financial Holding Co. Ltd.	334,000	673,438
Delta Electronics, Inc.	16,000	208,481
Eva Airways Corp.	160,000	230,690

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Taiwan (cont’d.)
Fubon Financial Holding Co. Ltd.	34,650	$97,061
Hon Hai Precision Industry Co. Ltd.	53,000	283,001
MediaTek, Inc.	24,000	1,039,369
Quanta Computer, Inc.	154,000	1,220,933
TaiDoc Technology Corp.	37,000	161,013
Taiwan Semiconductor Manufacturing Co. Ltd.	208,000	6,941,604
Wiwynn Corp.	2,000	131,845
Yang Ming Marine Transport Corp.	36,000	73,869
		11,152,316
Turkey 0.4%
Mavi Giyim Sanayi Ve Ticaret A/S (Class B Stock), 144A	44,325	87,666
MLP Saglik Hizmetleri A/S, 144A*	9,050	99,065
Turkcell Iletisim Hizmetleri A/S	192,775	579,772
		766,503
United Arab Emirates 1.4%
Emaar Properties PJSC	402,747	1,478,208
Emirates NBD Bank PJSC	206,287	1,170,911
		2,649,119
United Kingdom 8.0%
3i Group PLC	34,326	1,649,137
Associated British Foods PLC	28,576	670,523
AstraZeneca PLC	3,469	486,963
Aviva PLC	170,901	1,083,265
Barclays PLC	221,965	813,501
Centrica PLC	434,147	763,017
easyJet PLC	13,625	86,059
Games Workshop Group PLC	650	116,837
HSBC Holdings PLC	206,871	2,160,586
Imperial Brands PLC	45,464	1,533,394
Investec PLC	7,583	48,718
Mitie Group PLC	65,772	94,184
NatWest Group PLC	262,803	1,401,176
Next PLC	3,833	471,113
Paragon Banking Group PLC	14,150	141,061
Rolls-Royce Holdings PLC*	230,287	1,717,055
Smiths Group PLC	3,900	99,334
Standard Chartered PLC	53,017	713,053

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Tesco PLC	249,499	$1,148,293
TORM PLC (Class A Stock)	2,210	43,995
		15,241,264
United States 5.5%
GSK PLC	87,086	1,517,003
Holcim AG*	3,647	365,517
JBS SA	94,800	579,761
Nestle SA	7,156	607,835
Novartis AG	25,782	2,698,778
Roche Holding AG	8,466	2,661,473
Sanofi SA	3,676	399,515
Schneider Electric SE	1,638	415,438
Shell PLC	27,345	897,866
Spotify Technology SA*	600	329,130
		10,472,316

Total Common Stocks (cost $153,288,397)		179,316,567
Preferred Stocks 1.7%
Brazil 1.5%
Cia Energetica de Minas Gerais (PRFC)	198,309	374,286
Gerdau SA (PRFC)	42,600	125,233
Itau Unibanco Holding SA (PRFC)	195,000	1,128,815
Petroleo Brasileiro SA (PRFC)	194,800	1,255,656
		2,883,990
Germany 0.1%
Henkel AG & Co. KGaA (PRFC)	1,175	102,676
South Korea 0.1%
Samsung Electronics Co. Ltd. (PRFC)	6,505	190,925

Total Preferred Stocks (cost $2,668,488)		3,177,591

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Units	Value
Rights* 0.0%
Spain
ACS Actividades de Construccion y Servicios SA (cost $6,072)	12,859	$6,350

		Shares
Unaffiliated Exchange-Traded Funds 2.0%
United States
iShares MSCI EAFE ETF			35,500	2,813,020
iShares MSCI Emerging Markets ETF(a)			21,700	927,024

Total Unaffiliated Exchange-Traded Funds (cost $3,626,477)				3,740,044

Total Long-Term Investments (cost $159,589,434)				186,240,552
Short-Term Investments 1.5%
Affiliated Mutual Funds 1.4%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%)(wb)	2,128,232	2,128,232
PGIM Institutional Money Market Fund (7-day effective yield 4.593%) (cost $493,048; includes $486,699 of cash collateral for securities on loan)(b)(wb)	493,348	493,051

Total Affiliated Mutual Funds (cost $2,621,280)				2,621,283

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.1%
U.S. Treasury Bills (cost $159,129)	4.216%	03/20/25	160	159,156

Total Short-Term Investments (cost $2,780,409)				2,780,439

TOTAL INVESTMENTS 99.8% (cost $162,369,843)				189,020,991
Other assets in excess of liabilities(z) 0.2%				462,762

Net Assets 100.0%				$189,483,753

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
CVA—Certificate Van Aandelen (Bearer)
EAFE—Europe, Australasia, Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
REITs—Real Estate Investment Trust

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $14 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $469,920; cash collateral of $486,699 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at January 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
20	Mini MSCI EAFE Index	Mar. 2025	$2,370,500	$28,286
21	Mini MSCI Emerging Markets Index	Mar. 2025	1,144,920	(28,826)
				$(540)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).